Organization and Operations of the Company	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations of the Company

(1)         Organization and Operations of the Company

nLIGHT, Inc. (the "Company") is a leading provider of high-power semiconductor and fiber lasers used in a variety of end applications in the industrial, microfabrication, and aerospace and defense markets. The Company, a Delaware corporation, is headquartered in Vancouver, Washington and is vertically integrated with manufacturing in Vancouver, Washington; Hillsboro, Oregon; Shanghai, China; and Lohja, Finland.